Note 10 - Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Major product/service lines
Coagulation testing products	2,879,106	2,607,506
Laboratory testing services	885,406	996,346
Wine testing products	2,409,979	2,528,666
Veterinary diabetes products	108,247	500,320
	6,282,738	6,632,838

Timing of revenue recognition
Products and services transferred at a point in time	6,282,738	6,632,838

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Receivables	956,500	2,125,500
Contract liabilities	4,781	36,132
	Year Ended December 31,
	2024	2023
	A$	A$
Contract Liabilities - current:
Opening balance	36,132	29,851
Closing balance	4,781	36,132
Net increase/(decrease)	(31,351)	6,281